Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	41,000	$403,492
Automobile Components — 2.6%
Aisin Corp.	73,800	779,310
Bridgestone Corp.	81,000	2,897,297
Denso Corp.	90,200	1,291,363
Sumitomo Electric Industries Ltd.	98,400	1,899,773
		6,867,743
Automobiles — 13.1%
Honda Motor Co. Ltd.	615,000	5,306,212
Isuzu Motors Ltd.	73,800	984,450
Nissan Motor Co. Ltd.	303,400	731,707
Subaru Corp.	82,000	1,315,822
Suzuki Motor Corp.	139,400	1,482,424
Toyota Motor Corp.	1,402,200	23,958,663
Yamaha Motor Co. Ltd.	123,000	1,071,665
		34,850,943
Banks — 17.9%
Chiba Bank Ltd. (The)	82,000	685,682
Concordia Financial Group Ltd.	142,800	857,154
Japan Post Bank Co. Ltd.	196,800	1,862,172
Mitsubishi UFJ Financial Group Inc.	1,517,000	18,106,771
Mizuho Financial Group Inc.	328,050	8,283,106
Resona Holdings Inc.	287,000	2,400,341
Shizuoka Financial Group Inc., NVS	57,400	511,459
Sumitomo Mitsui Financial Group Inc.	508,400	12,547,726
Sumitomo Mitsui Trust Group Inc.	90,200	2,261,474
		47,515,885
Beverages — 0.6%
Kirin Holdings Co. Ltd.	106,600	1,489,588
Broadline Retail — 0.1%
Rakuten Group Inc.(a)	72,900	420,133
Building Products — 0.4%
AGC Inc.	24,600	772,062
TOTO Ltd.	16,400	443,167
		1,215,229
Capital Markets — 2.0%
Daiwa Securities Group Inc.	180,400	1,213,692
Japan Exchange Group Inc.	49,200	595,372
Nomura Holdings Inc.	410,000	2,485,677
SBI Holdings Inc.	41,000	1,036,537
		5,331,278
Chemicals — 1.5%
Asahi Kasei Corp.	172,200	1,230,673
Mitsubishi Chemical Group Corp.	188,600	992,244
Mitsui Chemicals Inc.	24,300	564,744
Toray Industries Inc.	188,600	1,206,241
		3,993,902
Commercial Services & Supplies — 1.4%
Dai Nippon Printing Co. Ltd.	49,200	752,258
Secom Co. Ltd.	57,400	2,005,597
Toppan Holdings Inc.	32,800	879,699
		3,637,554
Construction & Engineering — 1.3%
Kajima Corp.	57,400	1,050,692
Obayashi Corp.	89,100	1,273,204
Security	Shares	Value
Construction & Engineering (continued)
Taisei Corp.	24,300	$1,057,541
		3,381,437
Consumer Staples Distribution & Retail — 0.3%
MatsukiyoCocokara & Co.	49,200	691,104
Diversified Telecommunication Services — 1.6%
Nippon Telegraph & Telephone Corp.	4,083,600	4,190,551
Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	90,200	954,959
Kansai Electric Power Co. Inc. (The)	65,600	845,212
Tokyo Electric Power Co. Holdings Inc.(a)	213,200	767,149
		2,567,320
Electrical Equipment — 1.7%
Mitsubishi Electric Corp.	262,400	4,455,381
Electronic Equipment, Instruments & Components — 1.6%
Kyocera Corp.	172,200	1,698,298
Murata Manufacturing Co. Ltd.	147,600	2,469,755
		4,168,053
Entertainment — 3.2%
Nintendo Co. Ltd.	139,400	8,181,399
Toho Co. Ltd./Tokyo	8,200	358,905
		8,540,304
Financial Services — 1.6%
Mitsubishi HC Capital Inc.	123,000	829,927
ORIX Corp.	155,800	3,507,084
		4,337,011
Food Products — 0.4%
MEIJI Holdings Co. Ltd.	32,800	701,534
Yakult Honsha Co. Ltd.	24,600	502,750
		1,204,284
Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	49,200	1,080,390
Tokyo Gas Co. Ltd.	49,200	1,483,056
		2,563,446
Ground Transportation — 2.8%
Central Japan Railway Co.	106,600	2,195,389
East Japan Railway Co.	123,000	2,402,573
Hankyu Hanshin Holdings Inc.	32,400	889,797
Tokyu Corp.	73,800	863,534
West Japan Railway Co.	57,400	1,080,923
		7,432,216
Health Care Equipment & Supplies — 0.6%
Olympus Corp.	106,600	1,685,491
Household Durables — 1.9%
Panasonic Holdings Corp.	319,800	3,119,975
Sekisui House Ltd.	82,000	1,944,592
		5,064,567
Industrial Conglomerates — 0.3%
Sekisui Chemical Co. Ltd.	49,200	796,645
Insurance — 4.0%
Dai-ichi Life Holdings Inc.	123,000	3,333,945
Japan Post Holdings Co. Ltd.	262,400	2,631,477
Japan Post Insurance Co. Ltd.	24,600	515,885
MS&AD Insurance Group Holdings Inc.	57,400	1,285,471
Sompo Holdings Inc.	57,400	1,516,637
T&D Holdings Inc.	65,600	1,243,459
		10,526,874

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.4%
LY Corp.	385,400	$1,063,461
IT Services — 0.7%
NEC Corp.	11,800	1,008,881
Otsuka Corp.	16,400	409,620
SCSK Corp.	8,200	166,159
TIS Inc.	8,200	201,090
		1,785,750
Leisure Products — 0.4%
Bandai Namco Holdings Inc.	49,200	1,041,516
Machinery — 2.7%
Hitachi Construction Machinery Co. Ltd.	16,400	370,659
Hoshizaki Corp.	5,200	211,032
Komatsu Ltd.	123,000	3,330,356
Kubota Corp.	131,200	1,644,600
Toyota Industries Corp.	22,200	1,659,458
		7,216,105
Marine Transportation — 1.6%
Kawasaki Kisen Kaisha Ltd.	49,200	655,574
Mitsui OSK Lines Ltd.	48,600	1,666,244
Nippon Yusen KK	57,400	1,840,283
		4,162,101
Metals & Mining — 1.6%
JFE Holdings Inc.	82,000	938,293
Nippon Steel Corp.	121,500	2,488,848
Sumitomo Metal Mining Co. Ltd.	32,800	809,348
		4,236,489
Office REITs — 0.6%
Japan Real Estate Investment Corp.	164	607,011
Nippon Building Fund Inc.	1,066	894,182
		1,501,193
Oil, Gas & Consumable Fuels — 1.6%
ENEOS Holdings Inc.	369,000	1,998,075
Idemitsu Kosan Co. Ltd.	82,060	548,243
Inpex Corp.	123,000	1,612,037
		4,158,355
Passenger Airlines — 0.1%
Japan Airlines Co. Ltd.	16,400	273,032
Personal Care Products — 0.8%
Kao Corp.	41,000	1,783,929
Shiseido Co. Ltd.	16,400	305,177
		2,089,106
Pharmaceuticals — 3.8%
Astellas Pharma Inc.	246,000	2,561,555
Eisai Co. Ltd.	32,800	1,018,033
Kyowa Kirin Co. Ltd.	32,800	545,719
Ono Pharmaceutical Co. Ltd.	49,200	565,266
Shionogi & Co. Ltd.	106,600	1,512,091
Takeda Pharmaceutical Co. Ltd.	139,400	3,800,763
		10,003,427
Security	Shares	Value
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	8,200	$915,353
Daiwa House Industry Co. Ltd.	81,000	2,550,259
Hulic Co. Ltd.	49,200	443,545
Mitsubishi Estate Co. Ltd.	147,600	2,091,735
Mitsui Fudosan Co. Ltd.	369,000	3,093,425
Sumitomo Realty & Development Co. Ltd.	40,500	1,256,475
		10,350,792
Semiconductors & Semiconductor Equipment — 1.1%
Renesas Electronics Corp.	229,600	3,011,453
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	32,800	578,308
FUJIFILM Holdings Corp.	98,400	2,226,433
Ricoh Co. Ltd.	73,800	840,828
Seiko Epson Corp.	41,000	730,515
		4,376,084
Tobacco — 1.7%
Japan Tobacco Inc.	164,000	4,626,424
Trading Companies & Distributors — 8.5%
Marubeni Corp.	196,800	2,970,387
Mitsubishi Corp.	459,200	7,776,128
Mitsui & Co. Ltd.	344,400	7,237,351
Sumitomo Corp.	145,800	3,129,470
Toyota Tsusho Corp.	90,200	1,543,296
		22,656,632
Wireless Telecommunication Services — 4.5%
KDDI Corp.	213,200	7,046,757
SoftBank Corp.	3,911,400	5,055,522
		12,102,279
Total Long-Term Investments — 98.6% (Cost: $245,436,073)		261,984,630
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(b)(c)	30,000	30,000
Total Short-Term Securities — 0.0% (Cost: $30,000)		30,000
Total Investments — 98.6% (Cost: $245,466,073)		262,014,630
Other Assets Less Liabilities — 1.4%		3,615,484
Net Assets — 100.0%		$265,630,114

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$114 (b)	$—	$(114)	$—	$—	—	$74 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0 (b)	—	—	—	30,000	30,000	336	—
				$(114)	$—	$30,000		$410	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	200	12/12/24	$3,586	$(70,465)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,595,716	$260,388,914	$—	$261,984,630
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$1,625,716	$260,388,914	$—	$262,014,630

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Value ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(70,465)	$—	$(70,465)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares